INVESTMENTS (Narrative) (Details) ₩ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended				12 Months Ended
	Aug. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2022 KRW (₩) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 KRW (₩)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments								$ 446			$ 525
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest														50.00%
Profit (loss)			₩ (118,926)	$ (96)	₩ 3,718	$ 3
Investments			₩ 203,557					155		₩ 322,294	271
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of investment sold							25.00%
Investment sold							$ 200
Investments													$ 50
Realized Investment Gains							$ 186
Ownership interest description							less of 1%
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares		$ 22
Price paid for debt		$ 1,728
Ownership interest		23.30%
Receivables stated value		$ 4,146
Allowance for credit losses		2,418
Estimated loss on investment				$ 0			$ 975
Investments		$ 1,750
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments												$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments	$ 50
Ownership interest description	less than 1%
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments									$ 10		18
Committed to invest											100
Justt Fintech Ltd Previously Acrocharge Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments											50
Ownership interest description			less than 1%	less than 1%			less than 1%
Nilus Os Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Investments									$ 25
Ownership interest description			less than 1%	less than 1%
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock owned | shares			125,916	125,916
Carrying value								0			0
Market value								$ 472			$ 120
Ownership interest			2.40%					2.40%